Investments - Additional Information (Detail) - Vehicle	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	107.88%	102.85%
Morgan Stanley Smith Barney BHM I, LLC [Member]
Schedule of Investments [Line Items]
Percentage of fund owned		5.00%
Percentage of Partnership Net Assets		15.86%
Pgr Master Fund Lp [Member]
Schedule of Investments [Line Items]
Percentage of fund owned	45.50%	58.10%
Percentage of Partnership Net Assets	50.79%	50.66%
MB Master Fund LP [Member]
Schedule of Investments [Line Items]
Percentage of fund owned	7.50%	5.60%
Percentage of Partnership Net Assets	57.09%	36.33%
Ceres Tactical Currency L.P. [Member] | Cambridge Master Fund [Member]
Schedule of Investments [Line Items]
Number of trading vehicle	1
Leverage applied to assets	200.00%
Percentage of fund owned	16.30%	22.70%
Ceres Tactical Currency L.P. [Member] | KR Master Fund [Member]
Schedule of Investments [Line Items]
Number of trading vehicle	1
Commodity Program leverage permitted	150.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund [Member]
Schedule of Investments [Line Items]
Number of trading vehicle	1
Percentage of fund owned	50.90%	54.50%
Percentage of Partnership Net Assets	31.20%	30.40%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Schedule of Investments [Line Items]
Number of trading vehicle	1